Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2024
2025	$ 805
2026	847
2027	875
2028	773
2029	801
Thereafter	3,041
Total operating lease payments	7,142
Less: imputed interest	2,757
Present value of lease liabilities	$ 4,385	$ 4,906